Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified			2 Months Ended		10 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]
Property, Plant and Equipment [Line Items]
Land			$ 23,087			$ 19,384
Buildings and improvements			110,941			84,028
Machinery and equipment			129,269			118,907
Furniture, fixtures, and computer software			11,713			20,673
Construction in progress and other non-depreciating assets			716			1,726
Property, plant and equipment, gross			275,726			244,718
Less accumulated depreciation and amortization	(22,241)	(5,539)	(5,539)			(128,208)
Property, plant and equipment, total	258,498	270,187	270,187	274,119	176,644	116,510
Depreciation [Abstract]
Depreciation			$ 5,539		$ 15,163	$ 16,305	$ 18,550